Liquidity and Capital Resources (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Consolidated Cash Flows Information
The following table sets forth the Group’s condensed interim consolidated cash flows information for the six-month
periods ended June 30, 2021 and 2020:

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Net cash used in operations	(12 185)	(14 633)
Net cash (used in)/from investing activities	(94)	50
Net cash (used in)/from financing activities	7 052	1 929
Effects of exchange rate changes	10	7

Change in Cash and cash equivalents	(5 217)	(12 646)

Change in Short-term investments	—	—

Net cash burned over the period 8	(5 217)	(12 646)